Summary of Significant Accounting Policies (Details 6)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A
Customer, percent of revenues	28.00%	26.00%
Customer, percent of accounts receivable	46.00%	45.00%
Customer B
Customer, percent of revenues	14.00%	12.00%
Customer, percent of accounts receivable	8.00%	9.00%
Customer C
Customer, percent of revenues	10.00%	7.00%
Customer, percent of accounts receivable	13.00%	11.00%
Vendor A
Vendor, percent of purchases	48.00%	47.00%
Vendor, percent of accounts payable	64.00%	33.00%
Vendor B
Vendor, percent of purchases	14.00%	16.00%
Vendor, percent of accounts payable	0.00%	17.00%
Vendor C
Vendor, percent of purchases	8.00%	16.00%
Vendor, percent of accounts payable	0.00%	4.00%